SCHEDULE OF MATURITIES OF THE FINANCE LEASE RECEIVABLES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Finance Lease Receivables
Remaining of 2025	$ 5,256,988	$ 6,000,609
Year I	7,564,573
Year II	4,993,986	5,505,139
Year III	160,787	2,921,763
Year III and thereafter
Total	$ 17,976,334	$ 14,427,511